Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
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Summary of Disaggregation of Revenue

	For the Six Months Ended June 30,
	2021	2020
	$’000	$’000
Clinical services	18,134	12,149
Software licensing	44,245	10,354
Value based care	66,392	—

	128,771	22,503

	2020	2019
	$’000	$’000
Clinical services	28,631	14,032
Software licensing revenue	24,603	2,002
Value based care	26,038	—

	79,272	16,034

Summary of Information about Receivables, Contract Assets and Contract Liabilities from Contracts with Customers
The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.

	June 30, 2021	December 31, 2020
	$’000	$’000
Trade receivables	10,951	4,674
Contract assets	2,491	2,378
Contract liabilities	(105,118)	(76,018)

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.

	2020	2019
	$’000	$’000
Trade receivables (Note 17)	4,674	3,016
Contract assets (Note 17)	2,378	1,541
Contract liabilities (Note 6 iii)	76,018	81,584

Summary of Transaction Price Allocated to the Remaining Performance Obligations
The following table includes revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the reporting date.

	Remainder of 2021	2022	2023	2024	2025 and beyond	Total
	$’000	$’000	$’000	$’000	$’000	$’000
At June 30, 2021	13,317	19,791	19,246	19,833	32,931	105,118

The following table includes revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the reporting date.

	2020	2021	2022	2023	2024 and beyond	Total
	$’000	$’000	$’000	$’000	$’000	$’000
At December 31, 2020	—	18,744	13,883	14,174	29,217	76,018
At December 31, 2019	16,690	26,755	24,027	14,112	—	81,584

Summary of Significant Changes in Contract Liabilities
The table below shows significant changes in contract liabilities:

2021
$’000
Balance on January 1	76,018
Amounts billed but not recognized	70,728
Revenue recognized	(41,628)

Balance on June 30	105,118

The table below shows significant changes in contract liabilities:

	2020	2019
	$’000	$’000
Balance on January 1	81,584	82,542
Amounts billed but not recognized	18,080	1,808
Revenue recognized	(23,646)	(2,766)

Balance on December 31	76,018	81,584